Finance Income and Finance Expense	12 Months Ended
Dec. 31, 2017
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Finance Income and Finance Expense
8.	Finance Income and Finance Expense

(CAD$ in millions)	2017	2016
Finance income
Investment income	$17	$16

Total finance income	$17	$16

Finance expense
Debt interest	$385	$476
Letters of credit and standby fees	70	62
Net interest expense on retirement benefit plans	12	14
Accretion on decommissioning and restoration provisions (Note 22(a))	81	55
Other	14	13

	562	620
Less capitalized borrowing costs (Note 15(c))	(333)	(266)

Total finance expense	$229	$354